Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Financial liabilities - Tabular disclosure (Details) € in Millions	Dec. 31, 2017 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	€ 963
Derivative (assets)	(234)
Other Comprehensive Income related to unmatured hedging instruments	(685)
Gross financial debt after derivatives	32,518
Trade payables	10,095
Total financial liabilities (including derivatives assets)	42,613
Perpetual bonds redeemable for shares, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,234
Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	25,703
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	2,961
Finance lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	571
Cash collateral received [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	21
NEU commercial papers [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,358
IFRS Bank Overdrafts [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	193
Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	434
Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	8
Derivative (assets)	(2)
Gross financial debt after derivatives	6,159
Trade payables	9,482
Total financial liabilities (including derivatives assets)	15,641
Future interests on financial lease liabilities	2,115
Not later than one year [member] | Perpetual bonds redeemable for shares, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	7
Not later than one year [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	3,681
Not later than one year [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	529
Not later than one year [member] | Finance lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	117
Not later than one year [member] | Cash collateral received [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	21
Not later than one year [member] | NEU commercial papers [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,358
Not later than one year [member] | IFRS Bank Overdrafts [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	193
Not later than one year [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	247
Later than one year and not later than two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	211
Derivative (assets)	(73)
Gross financial debt after derivatives	4,982
Trade payables	152
Total financial liabilities (including derivatives assets)	5,134
Future interests on financial lease liabilities	1,081
Later than one year and not later than two years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	4,266
Later than one year and not later than two years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	407
Later than one year and not later than two years [member] | Finance lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	137
Later than one year and not later than two years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	34
Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	9
Derivative (assets)	(2)
Gross financial debt after derivatives	2,099
Trade payables	70
Total financial liabilities (including derivatives assets)	2,169
Future interests on financial lease liabilities	921
Later than two years and not later than three years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,321
Later than two years and not later than three years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	661
Later than two years and not later than three years [member] | Finance lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	84
Later than two years and not later than three years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	26
Later than three years and not later than four years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	22
Derivative (assets)	(139)
Gross financial debt after derivatives	3,511
Trade payables	54
Total financial liabilities (including derivatives assets)	3,565
Future interests on financial lease liabilities	777
Later than three years and not later than four years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	3,194
Later than three years and not later than four years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	349
Later than three years and not later than four years [member] | Finance lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	68
Later than three years and not later than four years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	17
Later than four years and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	146
Gross financial debt after derivatives	1,836
Trade payables	54
Total financial liabilities (including derivatives assets)	1,890
Future interests on financial lease liabilities	621
Later than four years and not later than five years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,499
Later than four years and not later than five years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	122
Later than four years and not later than five years [member] | Finance lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	54
Later than four years and not later than five years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	15
Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	39
Derivative (assets)	(83)
Gross financial debt after derivatives	12,911
Trade payables	281
Total financial liabilities (including derivatives assets)	13,192
Future interests on financial lease liabilities	6,298
Later than five years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	11,842
Later than five years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	907
Later than five years [member] | Finance lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	111
Later than five years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	95
Undefined maturity [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross financial debt after derivatives	1,113
Total financial liabilities (including derivatives assets)	1,113
Undefined maturity [member] | Perpetual bonds redeemable for shares, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,227
Undefined maturity [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	(100)
Undefined maturity [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	€ (14)